Goodwill and Intangible Assets, Net (Details) - Schedule of Composition and Movement - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Goodwill and Intangible Assets, Net (Details) - Schedule of Composition and Movement [Line Items]
Purchases in the year				$ 5,405
Net balance		7,883		29,900
Patents [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of Composition and Movement [Line Items]
Net balance		13		23
Goodwill [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of Composition and Movement [Line Items]
Net balance		2,467		13,702
Customer Relations order Backlog [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of Composition and Movement [Line Items]
Net balance		5,403		15,710
Technology [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of Composition and Movement [Line Items]
Net balance	[1]			465
At cost [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of Composition and Movement [Line Items]
Balance as of beginning		35,683		55,492
Purchases in the year				9,966
Impairment recognized in the year		(15,258)	[2]	(23,356)
Adjustments arising from translating financial statements from functional currency to presentation currency		(1,240)		(6,419)
Balance as of ending		19,185		35,683		55,492
At cost [Member] | Patents [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of Composition and Movement [Line Items]
Balance as of beginning		32		20
Purchases in the year				13
Impairment recognized in the year			[2]
Adjustments arising from translating financial statements from functional currency to presentation currency		(1)		(1)
Balance as of ending		31		32		20
At cost [Member] | Goodwill [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of Composition and Movement [Line Items]
Balance as of beginning		13,702		31,992
Purchases in the year
Impairment recognized in the year		(10,643)	[2]	(14,618)
Adjustments arising from translating financial statements from functional currency to presentation currency		(592)		(3,672)
Balance as of ending		2,467		13,702		31,992
At cost [Member] | Customer Relations order Backlog [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of Composition and Movement [Line Items]
Balance as of beginning		20,823		22,273
Purchases in the year				9,453
Impairment recognized in the year		(4,615)	[2]	(8,300)
Adjustments arising from translating financial statements from functional currency to presentation currency		(613)		(2,603)
Balance as of ending		15,595		20,823		22,273
At cost [Member] | Technology [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]	1,126		1,207
Purchases in the year				500
Impairment recognized in the year			[1],[2]	(438)
Adjustments arising from translating financial statements from functional currency to presentation currency	[1]	(34)		(143)
Balance as of ending		1,092		1,126	[1]	1,207	[1]
Accumulated amortization [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of Composition and Movement [Line Items]
Balance as of beginning		5,783		883
Amortization recognized in the year	[2]	5,733		5,348
Adjustments arising from translating financial statements from functional currency to presentation currency		(214)		(448)
Balance as of ending		11,302		5,783		883
Accumulated amortization [Member] | Patents [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of Composition and Movement [Line Items]
Balance as of beginning		9		7
Amortization recognized in the year	[2]	9		2
Adjustments arising from translating financial statements from functional currency to presentation currency
Balance as of ending		18		9		7
Accumulated amortization [Member] | Goodwill [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of Composition and Movement [Line Items]
Balance as of beginning
Amortization recognized in the year	[2]
Adjustments arising from translating financial statements from functional currency to presentation currency
Balance as of ending
Accumulated amortization [Member] | Customer Relations order Backlog [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of Composition and Movement [Line Items]
Balance as of beginning		5,113		801
Amortization recognized in the year	[2]	5,278		4,723
Adjustments arising from translating financial statements from functional currency to presentation currency		(199)		(411)	[1]
Balance as of ending		10,192		5,113		801
Accumulated amortization [Member] | Technology [Member]
Goodwill and Intangible Assets, Net (Details) - Schedule of Composition and Movement [Line Items]
Balance as of beginning	[1]	661		75
Amortization recognized in the year	[1],[2]	446		623
Adjustments arising from translating financial statements from functional currency to presentation currency		(15)	[1]	(37)
Balance as of ending	[1]	$ 1,092		$ 661		$ 75

[1]	Technology and supplier relationships amortization expenses are classified in the statement of profit or loss under cost of sales expenses. Patents amortization expenses are classified in the statement of profit or loss under General and administrative expenses.
[2]	Customer relations, order backlog and brand amortization expenses are classified in the statement of profit or loss under sales and marketing expenses.